Filed pursuant to Rule 497(a)
Rule 482 Ad
Securities Act File No. 333-202699
Investment Company Act File No. 811-23039

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND

The information herein relates to the initial public offering of the common shares of beneficial interest of AllianzGI Diversified Income & Convertible Fund (the “Fund”), and is included as part of and should be read together with the Fund’s preliminary prospectus dated April 30, 2015 (the “Preliminary Prospectus”). References to “the prospectus” under the caption Common Share Repurchase Plan below shall refer to the final prospectus of the Fund that will be filed by the Fund with the United States Securities and Exchange Commission pursuant to Rule 497 of the Securities Act of 1933, as amended. Capitalized terms used but not defined herein have the meaning ascribed to them in the Preliminary Prospectus.

The Preliminary Prospectus is hereby revised to include the following disclosure related to the Fund’s Repurchase Plan (as defined below) immediately following the “Anti-Takeover and Other Provisions in the Declaration of Trust” section on pages 84 and 85 of the Preliminary Prospectus. Conforming and related changes are hereby made to the table of contents and certain other sections of the Preliminary Prospectus.

Common Share Repurchase Plan

The Fund’s Board of Trustees has approved a Repurchase Plan (the “Repurchase Plan”) with respect to the Fund’s Common Shares for a defined period following the Fund’s initial public offering in an attempt to provide additional liquidity in the marketplace for the Fund’s Common Shares. Pursuant to the Repurchase Plan, during the period beginning on the 61st day following the date on which the over-allotment period ends (106 days after the date of the prospectus) and ending 230 days after the commencement of the Repurchase Plan (the “Repurchase Period”), the Fund will repurchase its Common Shares in the open market on any trading day when the Fund’s Common Shares are trading at a discount of 2% or more from the Common Shares’ closing NAV on the prior trading day and only so long as shares of the SPDR Barclays Convertible Securities ETF have not, at any time during such trading day, traded down 2% or more from their closing market price on the prior trading day. Any repurchases will be made through a single broker-dealer who is not an underwriter in this initial public offering of the Common Shares acting as the Fund’s agent. On any day that shares are repurchased under the Repurchase Plan, the Fund will, subject to certain conditions under Rule 10b-18 of the Exchange Act and other applicable laws, including Regulation M, which may prohibit such repurchases under certain circumstances, repurchase its shares in an amount equal to the lesser of (i) $125,000 based on the aggregate purchase price of the Common Shares or (ii) the maximum number of Common Shares the Fund may purchase under Rule 10b-18, which, generally, is currently 25% of the average daily trading volume of the Common Shares over the trailing four week period.

In addition to providing potential additional liquidity in the marketplace, any repurchases under the Repurchase Plan will be made by the Fund at a discount to then current NAV of the Common Shares and therefore would be accretive to the NAV of the remaining Common Shares following the repurchases, and the Repurchase Plan may also have the effect of preventing or reducing a significant decline in the market price of the Common Shares in comparison to their NAV. However, there can be no assurance that repurchases of Common Shares under the Repurchase Plan will cause the Common Shares to trade at a price equal to or in excess of NAV or prevent or reduce any trading discount. Although there is no current expectation or assurance that the Fund will repurchase Common Shares at any time following the Repurchase Period, which may result in a decline in the market price of the Common Shares following the conclusion of the Repurchase Period, the Board of Trustees reserves the right to extend the Repurchase Period or authorize additional repurchases of Common Shares by the Fund at some time after the conclusion of the Repurchase Plan if the Board determines such repurchases are in the best interests of the Fund and the Common Shareholders. Also, any acquisition of Common Shares by the Fund would decrease the managed assets of the Fund and therefore tend to have the effect of increasing the Fund’s gross expense ratio and decreasing the asset coverage with respect to any leverage outstanding. Further, the Fund may be required to liquidate portfolio investments at an inopportune time or price in order to fund share repurchases under the Repurchase Plan and will incur related transaction costs borne by the remaining Common Shareholders. See “Risk Factors—Repurchase Plan Risk.”

The following disclosure is also hereby added to the “Risk Factors” section of the Preliminary Prospectus, following “Risk Factors—Limited Term Risk” on page 48 of the Preliminary Prospectus.

Repurchase Plan Risk

There can be no assurance that repurchases of Common Shares pursuant to the Repurchase Plan will cause the Common Shares to trade at a price equal to or in excess of NAV or prevent or reduce any decline in the market price of the Common Shares. Any acquisition of Common Shares by the Fund would decrease the managed assets of the Fund and therefore tend to have the effect of increasing the Fund’s gross expense ratio and decreasing the asset coverage with respect to any leverage outstanding. Because of the nature of the Fund’s investment objective, policies and portfolio, the Investment Manager and the Sub-Adviser do not anticipate that repurchases of Common Shares should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and do not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases, although no assurance can be given that this will be the case. The Repurchase Plan is expected to be in effect for the Repurchase Period only and there is no current expectation or assurance that the Fund will repurchase Common Shares at any time following the Repurchase Period, which may result in a decline in the market price of the Common Shares following the conclusion of the Repurchase Period (however, the Board of Trustees reserves the right to extend the Repurchase Period or authorize additional repurchases of Common Shares by the Fund at some time after the conclusion of the Repurchase Plan if the Board determines such repurchases are in the best interests of the Fund and the Common Shareholders). Further, the Fund may be required to liquidate portfolio investments at an inopportune time or price in order to fund share repurchases under the Repurchase Plan and will incur transaction costs borne by the remaining Common Shareholders. The Fund’s repurchase of shares under the Repurchase Plan will be subject to certain conditions under Rule 10b-18 of the Exchange Act and other applicable laws, including Regulation M, which may prohibit such repurchases under certain circumstances.

The information in the Fund’s Preliminary Prospectus and in this document is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission, but is not yet effective. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.

This document is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted and should be accompanied by the Preliminary Prospectus for the Fund described herein. Investors should consider the Fund’s investment objective, risks, fees and expenses carefully before investing. The Preliminary Prospectus, which contains this and other information about the Fund, should be read carefully before investing. For a final prospectus, when available, or more information about the Fund, please contact your financial advisor.

ACV-SUPP